Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes
Schedule of deferred taxes

	2017	2016

Tax loss carryforwards (i)(ii)	172,016	272,134
Provision for legal proceeds (ii)	114,385	138,367
Sundry provisions (impairment, operational and other) (ii)	621,420	567,144
Results of derivative contracts - payable on a cash basis for tax purposes	(45,629)	(6,260)
Exchange losses (net) - payable on a cash basis for tax purposes (ii)	1,016,427	1,411,652
Tax amortization of the assets acquired in the business combination - Aracruz (ii)	95,575	97,466
Actuarial gains on medical assistance plan (SEPACO) (ii)	13,840	17,273
Provision for tax on investments in foreign-domiciled subsidiaries	(199,198)	(414,336)
Tax accelerated depreciation		(22,977)
Reforestation costs already deducted for tax purposes	(263,649)	(474,324)
Fair values of biological assets (ii)	78,313	(70,848)
Transaction costs and capitalized financing costs	(126,571)	(80,341)
Tax benefit of goodwill - goodwill not amortized for accounting purposes	(715,669)	(626,210)
Other provisions	(8,715)	(7,465)

Total deferred taxes, net	752,545	801,275

Deferred taxes - asset (net by entity)	752,545	1,210,541

Deferred taxes - liability (net by entity)		409,266

(i)	The balance as at December 31, 2017 is presented net of R$ 329,428 (R$ 286,209 in 2016) related to the provision for impairment for foreign tax losses, as detailed in item (d) below.

(ii)	Total gross deferred tax assets at December 31, 2017 were R$ 2,111,976, which are expected to be realized as below.

Schedule of recovery for tax loss carryforwards and deferred tax credits
Amount

In the next 12 months	367,276
In 2019	165,454
In 2020	192,673
In 2021	235,582
In 2022	642,071
Between 2023 to 2024	243,243
Between 2025 to 2026	64,393
After 2027	201,284

2,111,976

Schedule of changes in the net balance of deferred income taxes

	2017	2016

At the beginning of the year	801,275	2,128,217
Tax loss carryforwards	(100,118)	217,246
Temporary differences from provisions	30,294	(51,589)
Provision for tax on investments in foreign-domiciled subsidiaries	215,138	(76,021)
Derivative financial instruments taxed on a cash basis	(39,369)	(287,767)
Amortization of goodwill	(91,350)	(91,188)
Reforestation costs (i)	233,652	(102,409)
Exchange losses (net) taxed on a cash basis	(395,225)	(984,591)
Fair value of biological assets	149,161	103,602
Actuarial losses on medical assistance plan (SEPACO)(ii)	(3,433)	13,530
Transaction costs and capitalized financing costs	(46,230)	(74,994)
Other	(1,250)	7,239

At the end of the year	752,545	801,275

(i)

In 2017, we opted to stop the anticipation of reforestation costs already deducted for tax purposes. Consequently, there was only realization of the deferred tax liabilities referring to the investments of previous years.

(ii)	Deferred taxes related to the other comprehensive income.

Reconciliation of taxes on income

	2017	2016	2015

Income (loss) before tax	1,535,449	3,043,667	(160,941)

Income tax and social contribution benefit (expense) at statutory nominal rate - 34%	(522,053)	(1,034,847)	54,720

Reconciliation to effective expense

Equity in results of joint-venture	17	(255)	134
Credit from Reintegra Program	40,596	1,924	23,178
Benefits to directors	(5,610)	(10,975)	(6,507)
Foreign exchange effects on foreign subsidiaries (i)	52,631	(314,151)	457,790
Other, mainly non-deductible provisions	(7,686)	(21,747)	(11,389)

Income tax and Social Contribution benefit (expense) for the year	(442,105)	(1,380,051)	517,926

Effective rate - %	28.8	45.3	321.8

(i)

Relates to net foreign exchange gains recognized by our foreign subsidiaries that use the Real as the functional currency. As the Real is not used for tax purposes in the foreign country, this net foreign exchange gain is not recognized for tax purposes in the foreign country nor will it be subject to tax in Brazil.

Summary of changes in provision for impairment of the Company's foreign tax credits
	2017	2016

At the beginning of the year	(286,209)	(346,291)
Exchange gain/loss	(43,219)	60,082

At the end of the year	(329,428)	(286,209)